Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 15: Subsequent Events

On September 30, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) to complete an offering (the “Transactions”) with a single accredited investor (the “Purchaser”). The Transactions closed on October 1, 2024. Pursuant to the Purchase Agreement, at closing, the Company issued to the Purchaser, (i) in a registered direct offering, 4,653,036 shares of the Company’s common stock (the “Shares”), par value $0.001 per share (“Common Stock”); and (ii) in a concurrent private placement, the Company issued to the Purchaser Class C common warrants to purchase an aggregate of up to 4,653,036 shares of its Common Stock (the “C Warrants”) at an exercise price of $0.28 per share and Class D common warrants to purchase an aggregate of up to 4,653,036 shares of its Common Stock (the “D Warrants” and, along with the C Warrants, the “Common Warrants”) at an exercise price of $0.28 per share. The C Warrants and D Warrants will not be exercisable for six months after the issuance date and will expire, respectively, 24 months and five years and six months after the issuance date. The Common Warrants and the shares of Common Stock issuable upon the exercise of such warrants were offered pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

The Company received aggregate gross proceeds from the Transactions of approximately $1.26 million, before deducting fees to the Placement Agent and other estimated offering expenses payable by the Company. The shares underlying the Common Warrants are being offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-262280), which was declared effective on February 4, 2022 (as amended from time to time, the “Registration Statement”).

Pursuant to the terms of the Purchase Agreement, subject to certain exceptions, the Company cannot issue any equity securities for 60 days following the closing of the Transactions (the “Closing Date”), provided that the Company will be able to utilize it’s at-the-market offering (the “ATM”) program with the Placement Agent after 30 days. Additionally, the Company cannot enter into a variable rate transaction (other than the ATM program with the Placement Agent) for 120 days after the Closing Date. In addition, the Company’s executive officers and each of the Company’s directors have entered into lock-up agreements with the Company pursuant to which each of them has agreed not to, for a period of 90 days from the Closing Date, offer, sell, transfer or otherwise dispose of the Company’s securities, subject to certain exceptions.

The exercise price of the Common Warrants, and the number of shares of Common Stock underling the Common Warrant (the “Common Warrant Shares”) will be subject to adjustment in the event of any stock dividend or split, reverse stock split, recapitalization, reorganization or similar transaction, as described in the Common Warrants. If a Fundamental Transaction (as defined in the Common Warrants) occurs, then the successor entity will succeed to, and be substituted for the Company, and may exercise every right and power that the Company may exercise and will assume all of its obligations under the Common Warrants with the same effect as if such successor entity had been named in the warrant itself. Common Warrant Holders will have additional rights defined in the Common Warrants. The Common Warrants will be exercisable on a “cashless” basis only if there is not a current registration statement permitting public resale. In this regard, the Company has agreed to file a registration statement to register the resale of the Common Warrant Shares as soon as practicable (and in any event within 45 calendar days of the date of the Purchase Agreement) providing for the resale of the Shares issued and issuable upon exercise of the Common Warrants. The Company has agreed to use commercially reasonable efforts to cause such registration statement to become effective within 181 days following the Closing Date and to keep such registration statement effective at all times until no Purchaser owns any Common Warrants or Common Warrant Shares issuable upon exercise thereof.

The Company is currently evaluating the Common Warrants under the guidance of ASC 480 – Distinguishing Liabilities from Equity

(17) Subsequent Events

On February 16, 2024, the Company entered into a Note Purchase Agreement with an unrelated party raising $2,500,000 in net proceeds from the sale of an unsecured promissory Note.

On March 28, 2024, the Company entered into a purchase agreement and a registration rights agreement with an unrelated party, pursuant to which this party committed to purchase up to $15,000,000 of common stock of the Company for a period of 24 months from the date of the agreement.

In March 2024, the Company sold 204,547 and 38,462 shares of its common stock at prices of $0.33 and $0.39 per share, respectively, under the Employees and Directors Purchase Plan.